Submission	Mar. 21, 2025
Submission [Line Items]
Central Index Key	0001050446
Registrant Name	MICROSTRATEGY Inc
Registration File Number	333-284510
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES